THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON APRIL 5, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment                    [X]  Amendment Number : 1
This Amendment (Check only one.):          [ ]  is a restatement
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William C. Crowley
Title: President of General Partner
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

  /s/ William C. Crowley       Greenwich, CT     April 13, 2004
--------------------------   -----------------   --------------
        (Signature)            (City, State)          (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          -------
Form 13F Information Table Entry Total:         4
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Form 13F Information Table Value Total:   201,149 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                           FORM 13F INFORMATION TABLE

  COLUMN 1      COLUMN 2      COLUMN 3  COLUMN 4              COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                       VOTING AUTHORITY
 NAME OF        TITLE OF                  VALUE    SHRS OR                    INVESTMENT   OTHER    -------------------
  ISSUER         CLASS        CUSIP      (X1000)   PRN AMT   SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED NONE
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SAFEWAY, INC. COMMON STOCK  786514-20-8   27,307   1,334,676   SH             DEFINED               1,334,676   0    0
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SAFEWAY, INC. COMMON STOCK  786514-20-8  148,207   7,243,724   SH              SOLE                 7,243,724   0    0
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PROVIDIAN
 FINANCIAL
 CORP.            BOND      74406-AAA-0    3,561   3,912,770   PRN            DEFINED                  N/A      0    0
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PROVIDIAN
 FINANCIAL
 CORP.            BOND      74406-AAA-0   22,074  24,257,230   PRN              SOLE                   N/A      0    0
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